Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2012
Additional information - condensed financial statements of the Company
Condensed Statement of Operations
	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(21,883)	(32,063)	(22,576)
Loss from operations	(21,883)	(32,063)	(22,576)
Interest expense	(191,791)	(206,853)	(192,618)
Change in fair value of derivatives	75,552	57,015	32
Share of income/(loss) from subsidiaries	1,724,291	(465,989)	(1,809,926)
Convertible bond buyback gain/(loss)	—	4,312	(8,466)
Other income	169,182	79,233	371,297
Income/(loss) before income taxes	1,755,351	(564,345)	(1,662,257)
Income tax expense	—	—	—
Net income/(loss) attributable to ordinary shareholders	1,755,351	(564,345)	(1,662,257)

Condensed Statement of Financial Position
	December 31,	December 31,
	2011	2012
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	77,009	17,011
Other receivable from subsidiaries	252,943	252,326
Other current assets	2,055	16,155
Total current assets	332,007	285,492
Investments in subsidiaries	4,599,487	2,809,195
Deferred issuance cost	67,531	—
Amount due from subsidiaries	2,892,214	2,771,785
Total assets	7,891,239	5,866,472
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	6,572	6,572
Accrued and other liabilities	48,317	14,589
Convertible notes	—	708,548
Interest payable	7,869	4,123
Total current liabilities	62,758	733,832
Long-term amount due to subsidiaries	41,295	239,816
Convertible notes	1,238,485	—
Embedded derivatives	32	—
Total liabilities	1,342,570	973,648

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 202,238,307and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012)	154	153
Additional paid-in capital	5,102,362	5,135,587
Retained earnings/(deficit)	1,437,634	(239,898)
Accumulated other comprehensive gain/(loss)	8,519	(3,018)
Total shareholders’ equity	6,548,669	4,892,824
Total liabilities and shareholders’ equity	7,891,239	5,866,472

Condensed Statement of Cash Flows
	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	1,755,351	(564,345)	(1,662,257)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	(602)	1,676	2,055
Share of (income)/loss from subsidiaries	(1,724,291)	465,989	1,809,926
Amortization of deferred issuance cost and increase in accretion of convertible notes	123,915	140,894	135,725
Change in the fair value of derivatives	(75,552)	(57,015)	(32)
Exchange loss	66,309	96,122	4,422
(Gain)/loss from senior convertible notes buyback	—	(4,312)	8,466
Gain from sales of claim against loaned shares	—	—	(369,153)
Investment income from available-for-sale securities	(231,163)	—	—
Acquisition gain	—	(187,387)	—
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries	8,231	12,890	—
(Increase)/decrease in other current assets	(25,708)	29,425	(3,227)
(Decrease)/increase in other payables to subsidiaries and employees	(1,401)	6,572	—
Increase/(decrease) in accrued and other liabilities	42,634	(15,167)	(33,728)
Decrease in interest payable	(1,629)	(631)	(3,746)
Net cash used in operating activities	(63,906)	(75,289)	(111,549)
Cash flows from investing activities:
Loans granted to subsidiaries	(31,697)	(3,160)	(12,349)
Loans repayment by subsidiaries	49,769	93,116	125,710
Proceeds from sale of available-for-sale securities	231,163	—	—
Net cash provided by investing activities	249,235	89,956	113,361
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	—	51,314	211,193
Repurchase of senior convertible notes	—	(28,469)	(617,937)
Proceeds from sales of claim against loaned shares	—	—	369,153
Repurchase of ADS	—	—	(15,276)
Repayment of long-term loan from subsidiaries	(204,846)	(9,851)	(12,571)
Proceeds from exercise of stock options	8,276	23,076	—
Net cash (used in)/provided by financing activities	(196,570)	36,070	(65,438)
Effect of exchange rate changes on cash and cash equivalents	(1,647)	(1,752)	3,628
Net (decrease)/increase in cash and cash equivalents	(12,888)	48,985	(59,998)
Cash and cash equivalents at the beginning of the year	40,912	28,024	77,009
Cash and cash equivalents at the end of the year	28,024	77,009	17,011